Income Tax (Income Loss from Continuing Operations Before Income Tax Expense from Domestic and Foreign Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income (loss) from continuing operations:
Domestic	$ 239	$ 1,981	$ 4,584
Foreign	3,901	3,727	2,299
Income (loss) from continuing operations before provision for income tax	$ 4,140	$ 5,708	$ 6,883